Interim Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	45,804,862	45,365,354
Common Stock, shares outstanding	43,712,486	43,272,978
Treasury Stock, shares	2,092,376	2,092,376